UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-9299

Name of Fund:  Merrill Lynch Disciplined Equity Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Disciplined Equity Fund, Inc., 800 Scudders Mill
   Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Merrill Lynch Disciplined Equity Fund, Inc.


Schedule of Investments as of August 31, 2004

Country    Industry*              Shares Held   Common Stocks                                                      Value
Australia - 1.3%

           Metals & Mining - 1.3%      26,000   BHP Billiton Limited (ADR)(a)                                  $    486,460

                                                Total Common Stocks in Australia                                    486,460


Bermuda - 1.3%

           IT Services - 0.8%          11,000  +Accenture Ltd. (Class A)                                            287,100

           Insurance - 0.5%             5,000   ACE Limited                                                         192,750

                                                Total Common Stocks in Bermuda                                      479,850


Canada - 1.8%

           Communications              30,000  +Nortel Networks Corporation                                         112,800
           Equipment - 0.3%

           Oil & Gas - 1.5%            13,800   EnCana Corporation                                                  567,180

                                                Total Common Stocks in Canada                                       679,980


France - 1.1%

           Oil & Gas - 1.1%             4,000   Total SA (ADR)(a)                                                   391,960

                                                Total Common Stocks in France                                       391,960


Germany - 0.6%

           Software - 0.6%              6,000   SAP AG (Systeme, Anwendungen, Produkte in der
                                                Datenverarbeitung)(ADR)(a)                                          218,760

                                                Total Common Stocks in Germany                                      218,760


Israel - 0.5%

           Software - 0.5%             11,000  +Check Point Software Technologies Ltd.                              192,940

                                                Total Common Stocks in Israel                                       192,940


Netherlands - 0.6%

           Household                   10,000   Koninklijke (Royal) Philips Electronics NV
           Durables - 0.6%                      (NY Registered Shares)                                              232,000

                                                Total Common Stocks in the Netherlands                              232,000


United States - 90.0%

           Aerospace &                 10,000   Raytheon Company                                                    347,300
           Defense - 0.9%

           Capital Markets - 4.3%       4,000   The Bear Stearns Companies Inc.                                     351,680
                                        4,000   The Goldman Sachs Group, Inc.                                       358,600
                                        4,000   Lehman Brothers Holdings, Inc.                                      295,560
                                       11,500   Morgan Stanley                                                      583,395
                                                                                                               ------------
                                                                                                                  1,589,235

           Commercial Banks - 3.4%     16,000   Bank of America Corporation                                         719,680
                                       12,000   Wachovia Corporation                                                562,920
                                                                                                               ------------
                                                                                                                  1,282,600

           Commercial Services          4,000  +Apollo Group, Inc. (Class A)                                        312,000
           & Supplies - 3.9%           13,000  +Career Education Corporation                                        400,920
                                       18,000   Cendant Corporation                                                 389,340
                                        5,000   Manpower Inc.                                                       211,150
                                        5,000   Robert Half International Inc.                                      122,500
                                                                                                               ------------
                                                                                                                  1,435,910

           Communications              55,000  +Brocade Communications Systems, Inc.                                271,150
           Equipment - 7.6%            49,700  +Cisco Systems, Inc.                                                 932,372
                                       10,000  +Comverse Technology, Inc.                                           175,100
                                       20,000  +Corning Incorporated                                                202,400
                                       36,000   Motorola, Inc.                                                      581,400
                                       12,800   QUALCOMM Incorporated                                               487,040
                                       20,000  +Tellabs, Inc.                                                       181,400
                                                                                                               ------------
                                                                                                                  2,830,862

           Computers &                  5,000  +Avid Technology, Inc.                                               216,350
           Peripherals - 3.5%           7,800  +Dell Inc.                                                           271,752
                                        4,800   International Business Machines Corporation                         406,512
                                        4,500  +Lexmark International, Inc. (Class A)                               398,025
                                                                                                               ------------
                                                                                                                  1,292,639

           Consumer Finance - 1.5%      7,000   American Express Company                                            350,140
                                        3,000   Capital One Financial Corporation                                   203,280
                                                                                                               ------------
                                                                                                                    553,420

           Diversified Financial       27,400   Citigroup Inc.                                                    1,276,292
           Services - 4.5%             10,000   J.P. Morgan Chase & Co.                                             395,800
                                                                                                               ------------
                                                                                                                  1,672,092

           Diversified                  6,100   Verizon Communications                                              239,425
           Telecommunication
           Services - 0.6%

           Electronic Equipment         3,000  +FLIR Systems, Inc.                                                  175,110
           & Instruments - 0.5%

           Energy Equipment             4,500   BJ Services Company                                                 216,225
           & Service - 1.2%             4,000   Schlumberger Limited                                                247,200
                                                                                                               ------------
                                                                                                                    463,425

           Food & Staples               5,500   Costco Wholesale Corporation                                        226,435
           Retailing - 1.9%             9,000   Wal-Mart Stores, Inc.                                               474,030
                                                                                                               ------------
                                                                                                                    700,465

           Food Products - 0.4%        10,000   Tyson Foods, Inc. (Class A)                                         164,800

           Health Care Equipment        4,000   Beckman Coulter Inc.                                                223,160
           & Supplies - 2.8%            8,000   Becton, Dickinson and Company                                       384,960
                                        9,600   Stryker Corporation                                                 434,880
                                                                                                               ------------
                                                                                                                  1,043,000

           Health Care Providers &      4,000   Aetna Inc. (New Shares)                                             370,600
           Services - 3.3%              3,500  +Anthem, Inc.                                                        284,340
                                        6,000   UnitedHealth Group Incorporated                                     396,780
                                        1,800  +WellPoint Health Networks Inc.                                      176,724
                                                                                                               ------------
                                                                                                                  1,228,444

           Hotels, Restaurants &        4,000   Carnival Corporation                                                183,160
           Leisure - 1.5%               5,000   Marriott International, Inc. (Class A)                              237,250
                                        5,000   McDonald's Corporation                                              135,100
                                                                                                               ------------
                                                                                                                    555,510

           Household                    2,000   The Black & Decker Corporation                                      137,860
           Durables - 4.8%              5,000   Lennar Corporation (Class A)                                        229,000
                                          700  +NVR, Inc.                                                           351,575
                                        7,000   Pulte Corporation                                                   412,650
                                        4,800   The Ryland Group, Inc.                                              423,120
                                        5,000  +Toll Brothers, Inc.                                                 221,950
                                                                                                               ------------
                                                                                                                  1,776,155

           Household                    5,000   The Procter & Gamble Company                                        279,850
           Products - 0.8%

           IT Services - 0.6%           6,000   Automatic Data Processing, Inc.                                     238,620

           Industrial                   8,000   3M Co.                                                              658,880
           Conglomerates - 5.0%        20,000   General Electric Company                                            655,800
                                       16,900   Tyco International Ltd.                                             529,308
                                                                                                               ------------
                                                                                                                  1,843,988

           Insurance - 3.3%             6,000   The Allstate Corporation                                            283,260
                                        5,000   American International Group, Inc.                                  356,200
                                        5,000   Berkley (W.R.) Corporation                                          201,900
                                        6,200   The Hartford Financial Services Group, Inc.                         379,192
                                                                                                               ------------
                                                                                                                  1,220,552

           Machinery - 1.9%             5,000   Danaher Corporation                                                 257,100
                                        5,000   Deere & Company                                                     316,350
                                        2,000   PACCAR  Inc.                                                        120,380
                                                                                                               ------------
                                                                                                                    693,830

           Media - 1.5%                10,000  +Time Warner Inc.                                                    163,500
                                       12,000   Viacom, Inc. (Class B)                                              399,720
                                                                                                               ------------
                                                                                                                    563,220

           Metals & Mining - 1.0%       4,500   Phelps Dodge Corporation                                            367,020

           Multiline Retail - 1.8%      3,500   Federated Department Stores, Inc.                                   151,900
                                        8,000   J.C. Penney Company, Inc.                                           306,560
                                        6,000   Nordstrom, Inc.                                                     222,780
                                                                                                               ------------
                                                                                                                    681,240

           Office                      27,000   +Xerox Corporation                                                  362,610
           Electronics - 1.0%

           Oil & Gas - 8.1%             4,600   Apache Corporation                                                  205,574
                                        2,500   ConocoPhillips                                                      186,075
                                        8,000   Devon Energy Corporation                                            518,480
                                       32,000   Exxon Mobil Corporation                                           1,475,200
                                       12,000   Occidental Petroleum Corporation                                    619,800
                                                                                                               ------------
                                                                                                                  3,005,129

           Paper & Forest               5,000   Georgia-Pacific Corporation                                         169,900
           Products - 1.3%              5,000   Weyerhaeuser Company                                                312,550
                                                                                                               ------------
                                                                                                                    482,450

           Personal Products - 0.5%     4,000   Avon Products, Inc.                                                 176,720

           Pharmaceuticals - 3.4%       8,000   Bristol-Myers Squibb Company                                        189,840
                                        3,000   Johnson & Johnson                                                   174,300
                                       28,000   Pfizer, Inc.                                                        914,760
                                                                                                               ------------
                                                                                                                  1,278,900

           Real Estate - 0.5%           9,000   Friedman, Billings, Ramsey Group, Inc. (Class A)                    169,650

           Road & Rail - 0.3%           4,000   Norfolk Southern Corporation                                        113,600

           Semiconductors &            11,000  +Broadcom Corporation (Class A)                                      298,540
           Semiconductor               14,000   Intel Corporation                                                   298,060
           Equipment - 2.5%             6,000   Microchip Technology                                                158,340
                                       17,000  +Silicon Image, Inc.                                                 187,000
                                                                                                               ------------
                                                                                                                    941,940

           Software - 3.1%             42,000   Microsoft Corporation                                             1,146,600

           Specialty Retail - 2.2%     13,500   The Gap, Inc.                                                       252,990
                                        3,000   Lowe's Companies, Inc.                                              149,100
                                       15,100   Staples, Inc.                                                       433,068
                                                                                                               ------------
                                                                                                                    835,158

           Thrifts & Mortgage          14,000   Countrywide Financial Corporation                                   497,700
           Finance - 4.2%               7,000   Fannie Mae                                                          521,150
                                        4,000   Freddie Mac                                                         268,480
                                        2,600   Golden West Financial Corporation                                   281,398
                                                                                                               ------------
                                                                                                                  1,568,728

           Trading Companies &          2,500   W. W. Grainger, Inc.                                                133,525
           Distributors - 0.4%

                                                Total Common Stocks in the United States                         33,453,722

                                                Total Common Stocks (Cost - $31,660,155) - 97.2%                 36,135,672



                          Beneficial Interest   Short-Term Securities
                                   $  678,848   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I(b)          678,848

                                                Total Short-Term Securities (Cost - $678,848) - 1.8%                678,848

           Total Investments (Cost - $32,339,003**) - 99.0%                                                      36,814,520
           Other Assets Less Liabilities - 1.0%                                                                     362,733
                                                                                                               ------------
           Net Assets - 100.0%                                                                                 $ 37,177,253
                                                                                                               ============

(a) American Depositary Receipts (ADR).

(b) Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                                 Interest/
                                                     Net         Dividend
    Affiliate                                     Activity        Income

    Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                       $   182,683      $  3,073
    Merrill Lynch Liquidity Series, LLC
       Money Market Series LLC                    (364,499)      $     32
    Merrill Lynch Premier Institutional Fund      (121,501)      $      2


  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes were as follows:


     Aggregate cost                                       $  32,720,648
                                                          =============
     Gross unrealized appreciation                        $   5,073,734
     Gross unrealized depreciation                            (979,862)
                                                          -------------
     Net unrealized appreciation                          $   4,093,872
                                                          =============

  + Non-income producing security.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Disciplined Equity Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Disciplined Equity Fund, Inc.


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Disciplined Equity Fund, Inc.


Date: October 18, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Disciplined Equity Fund, Inc.


Date: October 18, 2004